Quarterly Report
May 31, 2024
MFS®  Global Real
Estate Fund
GRE-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Construction – 13.9%
American Homes 4 Rent, “A”, REIT	1,444,056	$52,043,778
Equity Lifestyle Properties, Inc., REIT	1,187,466	74,537,241
Essex Property Trust, Inc., REIT	204,261	53,064,965
Mid-America Apartment Communities, Inc., REIT	611,629	81,780,914
Sun Communities, Inc., REIT	511,823	60,389,996
		$321,816,894
Engineering - Construction – 1.0%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	6,341,905	$22,061,075
Forest & Paper Products – 3.1%
Rayonier, Inc., REIT	1,124,212	$33,748,844
Weyerhaeuser Co., REIT	1,285,957	38,617,289
		$72,366,133
Gaming & Lodging – 1.3%
Ryman Hospitality Properties, Inc., REIT	294,323	$30,924,518
Medical & Health Technology & Services – 5.2%
Encompass Health Corp.	335,101	$28,949,375
Universal Health Services, Inc.	160,154	30,397,229
Ventas, Inc., REIT	1,208,540	60,741,221
		$120,087,825
Printing & Publishing – 1.8%
Lamar Advertising Co., REIT	358,849	$42,383,655
Railroad & Shipping – 0.4%
Keisei Electric Railway Co. Ltd.	242,500	$8,713,850
Real Estate – 56.4%
Alexandria Real Estate Equities, Inc., REIT	437,699	$52,086,181
Big Yellow Group PLC, REIT	2,390,539	38,015,899
Boston Properties, Inc., REIT	663,129	40,232,036
Canadian Apartment Properties, REIT	1,143,088	37,405,426
CapitaLand India Trusts IEU, REIT	17,378,263	13,633,036
CapitaLand Investment Ltd.	18,108,400	35,857,111
Derwent London PLC, REIT	724,115	21,480,548
Douglas Emmett, Inc., REIT	1,877,239	26,187,484
Extra Space Storage, Inc., REIT	639,999	92,652,655
Farmland Partners, Inc., REIT	1,068,636	11,605,387
Federal Realty Investment Trust, REIT	582,442	58,797,520
Goodman Group, REIT	4,994,799	112,606,682
Grainger PLC	10,452,804	33,298,729
Japan Logistics Fund, Inc., REIT	12,470	21,578,101
Japan Metropolitan Fund Investment Corp., REIT	43,783	25,820,673
KATITAS Co. Ltd.	248,000	2,527,528
Kimco Realty Corp., REIT	2,699,021	52,253,047
Mitsubishi Estate Co. Ltd.	2,034,300	34,250,746
Mitsui Fudosan Co. Ltd.	8,193,200	75,332,422
National Storage, REIT	19,955,071	30,017,965
NNN REIT, Inc.	1,090,782	45,561,964
Parkway Real Estate LLC, REIT	4,574,167	12,140,547
Prologis, Inc., REIT	1,767,364	195,276,048
Rexford Industrial Realty, Inc., REIT	1,047,037	47,493,598
Rural Funds Group, REIT	3,589,364	4,793,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
SEGRO PLC, REIT	3,621,711	$42,246,994
Shaftesbury Capital PLC, REIT	13,204,108	24,716,832
Shurgard Self Storage Ltd., REIT	653,654	28,910,750
Sino Land Co. Ltd.	26,011,635	27,666,559
Star Asia Investment Corp., REIT	31,814	11,935,434
Vonovia SE, REIT	1,487,882	46,560,734
		$1,302,941,750
Telecommunications - Wireless – 2.9%
Cellnex Telecom S.A.	864,849	$31,648,909
SBA Communications Corp., REIT	175,977	34,611,156
		$66,260,065
Telephone Services – 10.7%
Digital Realty Trust, Inc., REIT	517,858	$75,265,482
Equinix, Inc., REIT	178,722	136,361,311
Helios Towers PLC (a)	21,869,135	34,933,350
		$246,560,143
Total Common Stocks		$2,234,115,908
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.38% (v)	75,057,240	$75,064,745

Other Assets, Less Liabilities – 0.1%		1,192,202
Net Assets – 100.0%		$2,310,372,855
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $75,064,745 and $2,234,115,908, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,455,962,894	$—	$—	$1,455,962,894
United Kingdom	92,795,176	101,897,176	—	194,692,352
Japan	11,935,434	168,223,320	—	180,158,754
Australia	—	147,417,761	—	147,417,761
Singapore	13,633,036	47,997,658	—	61,630,694
Germany	—	46,560,734	—	46,560,734
Canada	37,405,426	—	—	37,405,426
Spain	—	31,648,909	—	31,648,909
Belgium	—	28,910,750	—	28,910,750
Other Countries	22,061,075	27,666,559	—	49,727,634
Mutual Funds	75,064,745	—	—	75,064,745
Total	$1,708,857,786	$600,322,867	$—	$2,309,180,653
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$32,593,176	$516,677,946	$474,202,874	$(7,824)	$4,321	$75,064,745
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,612,544	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
United States	66.3%
United Kingdom	8.4%
Japan	7.8%
Australia	6.4%
Singapore	2.7%
Germany	2.0%
Canada	1.6%
Spain	1.4%
Belgium	1.2%
Other Countries	2.2%
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